SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the Company’s financial statements include, but are not limited to, best estimate of selling price (“BESP”), customer refunds, allowance for doubtful accounts, allowance for credit losses, useful lives of property and equipment, realization of deferred tax assets, impairment of long-lived assets, share-based compensation expense, uncertain income tax positions, fair value of the embedded derivatives in the convertible senior notes issued and purchase price allocation. Changes in facts and circumstances may result in revised estimates. Actual results could materially differ from those estimates.

Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its non-PRC subsidiaries, WOFEs, the PRC Domestic Entities in which the Company, through its WOFEs, has a controlling financial interest, and the PRC Domestic Entities’ subsidiaries. The Company has determined that it has a controlling financial interest, even though it does not hold a majority of the voting equity interest in an entity, because the Company has the ability to control the PRC Domestic Entities through the WOFEs’ rights to all the residual benefits of the PRC Domestic Entities and the WOFEs’ obligation to fund losses of the PRC Domestic Entities. As a result, the PRC Domestic Entities are included in the consolidated financial statements. All significant intercompany balances and transactions between the Company, its subsidiaries, the PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries have been eliminated in consolidation.

Foreign Currency Translation and Transactions

The functional currency of the Company and its non-PRC subsidiaries is the United States dollars (“US$”). The WOFEs, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries determine their functional currency to be the Chinese Renminbi (“RMB”) based on the criteria of ASC 830, “Foreign Currency Matters”. The Company uses US$ as its reporting currency. The Company uses the monthly average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive income (loss), a component of shareholders’ equity.

Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are remeasured at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in the consolidated statements of comprehensive income (loss).

The assets and liabilities of the Company’s PRC subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries are translated into US$ at the exchange rates prevailing at the balance sheet date. The consolidated statements of comprehensive income (loss) of these entities are translated into US$ at the weighted average exchange rates for the year. The resulting translation gains (losses) are recorded in accumulated other comprehensive income (loss) as a component of shareholders’ equity.

For the purpose of the consolidated statements of cash flows, cash flows of the Company’s PRC subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries are translated into US$ at the exchange rates prevailing on the dates of the cash flows. Frequently recurring cash flows of these entities which arise throughout the year are translated into US$ at the weighted average exchange rates for the year.

Transaction gains and losses are recognized in the consolidated statements of operations. Gains and losses on intra-entity foreign currency transactions that are of a long-term-investment nature (that is, settlement is not planned or anticipated in the foreseeable future) between consolidated entities are not recognized in earnings, but are included as a component of other comprehensive income.

Cash and Cash Equivalents

Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions with original maturity of 90 days or less at the date of purchase which are unrestricted as to withdrawal and use. In addition, all highly liquid investments with original stated maturity of 90 days or less are classified as cash equivalents.

Restricted Cash

Restricted cash represents cash pledged to financial institutions as collateral for the Company’s bank loans. The restricted cash is not available for withdrawal or the Company’s general use until after the corresponding bank loans are repaid.

Investments

All highly liquid investments with original maturities of greater than 90 days but less than 365 days are classified as short-term investments which are stated at their approximate fair value.

The Company accounts for its investments in accordance with ASC 320, “Investments-Debt and Equity Securities” (“ASC 320”). The Company classifies the investments in debt and equity securities as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by ASC 320. Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities are included in earnings. Any realized gains or losses on the sale of the investments are determined on a specific identification method, and such gains and losses are reflected in the consolidated statements of comprehensive income (loss).

The securities that the Company has positive intent and ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost. For individual securities classified as held-to-maturity securities, the Company evaluates whether a decline in fair value below the amortized cost basis is other-than-temporary in accordance with the Company’s policy and ASC 320. If the Company concludes that it does not intend or is not required to sell an impaired debt security before the recovery of its amortized cost basis, the impairment is considered temporary and the held-to-maturity securities continue to be recognized at the amortized costs. When the Company intends to sell an impaired debt security or it is more likely than not that it will be required to sell prior to recovery of its amortized cost basis, an other-than-temporary impairment is deemed to have occurred. In these instances, the other-than-temporary impairment loss is recognized in the consolidated statements of comprehensive income (loss) equal to the entire excess of the debt security’s amortized cost basis over its fair value at the balance sheet date of the reporting period for which the assessment is made.

The securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Unrealized holding gains and losses for trading securities are included in earnings.

Investments not classified as trading or as held-to-maturity are classified as available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income (loss) in shareholders’ equity. Realized gains or losses are charged to earnings during the period in which the gain or loss is realized. An impairment loss on the available-for-sale securities are recognized in the consolidated statements of comprehensive income (loss) when the decline in value is determined to be other-than-temporary. An impairment loss of US$8,417, nil and US$2,232 was recognized for the years ended December 31, 2014, 2015 and 2016, respectively.

In accordance with ASC 325 “Investments-Other”, for investments in an investee over which the Company does not have significant influence and which do not have readily determinable fair value, the Company carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings that exceed the Company’s share of earnings since its investment. Management regularly evaluates the impairment of the cost method investments based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in earnings equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment. No impairment loss was recognized for the year ended December 31, 2016.

Accounts Receivable and Allowance for Doubtful Accounts

The Company considers many factors in assessing the collectability of its receivables, such as the age of the amounts due, the customer’s payment history and credit-worthiness. An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable. Accounts receivable balances are written off after all collection efforts have been exhausted.

Funds Receivable

Funds receivable represents cash paid by individuals through third-party payment service providers for clearing transactions. The Company carefully considers and monitors the credit worthiness of the third-party payment service providers used.

An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable. Funds receivable balances are written off after all collection efforts have been exhausted. Nil and US$2,322 allowance for doubtful accounts was provided for the funds receivable as of December 31, 2015 and 2016.

Commitment deposits

Commitment deposits represent cash paid to real estate developers for the right to provide sales agency services for their real estate projects. The commitment deposits are refundable at specified dates and are classified accordingly.

In accordance with relevant contract terms, in the event of default, the Company is normally entitled to collateral or other forms of security from the real estate developers, which it can then resell to recover its original commitment deposit. The Company’s recovery of its original commitment deposit is dependent on market conditions. As of December 31, 2015 and 2016, commitment deposits of US$10,219 and US$5,860 were in default.

The Company considers many factors in assessing the collectability of commitment deposits, such as the age of the amounts due,  the market value of collaterals, as well as the real estate developer’s payment history and credit-worthiness. An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable. Commitment deposits are written off after all collection efforts have been exhausted. The company has obtained collaterals of US$5,611 and US$5,252 from real estate developers as of December 31, 2015 and 2016. Allowance for doubtful accounts of US$500 and nil was provided for commitment deposits as of December 31, 2015 and 2016.

Loans receivable

Loans receivable consists primarily of secured loans in the form of entrusted loans, mortgage loans and unsecured loans to borrowers that have passed the Company’s credit assessment. Such amounts are recorded at the principal amount less impairment as of the balance sheet date. The loan periods extended by the Company to the borrowers generally range from one to thirty-six months.

An allowance for credit loss is recorded when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. The Company assesses the allowance for credit loss related to loans receivable on a quarterly basis, either on an individual or collective basis. The Company considers various factors in evaluating loans receivable for possible impairment on an individual basis.These factors include the amount of the loan, historical experience, value of collateral, if any, credit quality and age of the receivables balances. Impairment is measured on an individual loan basis using either the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is secured. The Company evaluates the remainder of its loans receivables portfolio for impairment on a collective basis in accordance with ASC 450-20, Loss Contingencies and records an allowance for credit loss at the portfolio segment level.

Loan principal and interest receivables are charged-off when the loan principal and interest receivables are deemed to be uncollectible. In general, loan principal and interest receivables are identified as uncollectible if any of the following conditions are met : 1) the borrower is dead, missing or incapacitate and there is no legal heir and presentee or the legal heir and presentee refuse to abide the contract; 2) identification of fraud, and the fraud is officially reported to and filed with relevant law enforcement departments; 3) outstanding amount following 180 days past due after all collection efforts based on management’s judgment.

Commencing in August 2014, the Company began to enter into arrangements with third-party investors under which the Company sells its economic benefits in certain mortgage and unsecured loans receivable in exchange for cash, which is equivalent to the book value of such loans receivable. Sales of mortgage and unsecured loans receivable to investors are accounted for in accordance with ASC 860 “Transfers and Servicing” (“ASC 860”). The Company does not recognize any gain or loss from the sale of mortgage and unsecured loans receivable. The Company derecognizes the mortgage and unsecured loans receivable if (i) the mortgage and unsecured loans have been legally isolated from the Company; (ii) there are no constraints on investors to pledge or exchange the mortgage and unsecured loans; and (iii) the Company does not maintain effective control over the mortgage and unsecured loans. From June 2016, the Company stopped entering into these arrangements with third-party investors. The derecognized amount of loans receivable in which the Company retains continuing involvement as of December 31, 2015 and 2016 were US$37.87 million and nil.

Property and Equipment, Net

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated Useful Life

Office equipment	5 years
Motor vehicles	5 years
Leasehold improvement	shorter of lease term or economic lives
Buildings	12 -38 years

Land is stated at cost and is not depreciated.

Construction in progress represents buildings and related premises under construction, which is stated at actual construction cost less any impairment loss. Construction in progress is transferred to the respective category of property and equipment when completed and ready for its intended use.

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts, respectively, with any resulting gain or loss reflected in the consolidated statements of comprehensive income (loss).

Impairment of Long-Lived Assets

The Company evaluates its long-lived assets or asset Company with finite lives for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of an asset Company may not be fully recoverable. When these events occur, the Company evaluates the impairment by comparing the carrying amount of the assets to future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company recognizes an impairment loss based on the excess of the carrying amount of the asset group over its fair value, but not below the fair values of the individual long-lived assets within the asset group. No impairment charge was recognized for any of the years presented. Asset groups to be disposed of would be reported at the lower of the carrying amount or fair value less costs to sell, and no longer depreciated. The assets and liabilities of a disposal group classified as held for sale would be presented separately in the appropriate asset and liability sections of the consolidated balance sheets.

Fair Value of Financial Instruments

Financial instruments of the Company primarily include cash and cash equivalents, restricted cash, accounts receivable, commitment deposits, funds receivable, investments including cost method investments, fixed-rate time deposits, available-for-sale securities, loans receivable, short-term loans, long-term loans, loans receivable, non-current, convertible senior notes (Note 14) and related derivative liabilities. As of December 31, 2015 and 2016, the carrying values of these financial instruments, other than the cost method investment, available-for-sale securities, long-term loans, convertible senior notes and related derivative liabilities, approximated their fair values due to the short-term maturity of these instruments. The available-for-sale securities were recorded at fair value based on the quoted price in active markets as of December 31, 2015 and 2016. The carrying values of the long-term loans approximate their fair values, as the loans bear interest at rates determined based on the prevailing interest rates in the market. The convertible senior notes were recognized based on residual proceeds after allocation to the derivative liabilities at fair market value. The estimated fair values of the convertible senior notes based on a market approach were approximately US$697,104 and US$225,186 as of December 31, 2015 and 2016, respectively, and represents a Level 3 valuation in accordance with ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”). When determining the estimated fair value of the convertible senior notes, the Company used a commonly accepted valuation methodology and market-based risk measurements that are indirectly observable, such as credit risk. The fair value of the bifurcated derivative liabilities was insignificant for the years ended December 31, 2014, 2015 and 2016. The Company determined that it was not practicable to estimate the fair value of its cost method investments as of December 31, 2015 and 2016 and measures the cost method investment at fair value on a nonrecurring basis only if an impairment charge were to be recognized.

The Company applies ASC 820 in measuring fair value. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1-  Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2-  Include other inputs that are directly or indirectly observable in the marketplace.

Level 3-  Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Company measures its available-for-sale securities at fair value using quoted prices from the active markets.

Assets measured at fair value on a recurring basis as of December 31, 2015 and 2016 are summarized below.

Fair Value Measurement as of December 31, 2015
Quoted Prices
	in Active	Significant
	Markets for	Other
	Identical	Observable	Unobservable	Fair Value at
	Assets	Inputs	Inputs	December 31,
	(Level 1)	(Level 2)	(Level 3)	2015
	US$	US$	US$	US$

Available-for-sale securities	56,027	-	-	56,027

Fair Value Measurement as of December 31, 2016
Quoted Prices
	in Active	Significant
	Markets for	Other
	Identical	Observable	Unobservable	Fair Value at
	Assets	Inputs	Inputs	December 31,
	(Level 1)	(Level 2)	(Level 3)	2016
	US$	US$	US$	US$

Available-for-sale securities	51,639	-	-	51,639

Revenue Recognition

Revenues are derived from E-commerce services, marketing services, listing services, other value-added services and financial services. Revenues for each type of service sales are recognized only when the following criteria are met: (a) persuasive evidence of an arrangement exists; (b) price is fixed or determinable; (c) delivery of services has occurred; and (d) collectability is reasonably assured.

E-Commerce Services

E-commerce service revenues consist of revenues derived from:

(1) Fang membership services

The Company enters into arrangements with real-estate developers, pursuant to which the Company charges its customers RMB5,000 to RMB20,000 in order for them to purchase specified properties from the real estate developers at a discount significantly greater than the face value of the fees charged by the Company. The discount is either a fixed amount off or a fixed percentage to the price of the specified property. The fees paid by the customers to the Company are refundable before a purchase of the specified properties at a discount is made by the customers or if after the purchase, only if the customers can fulfil certain requirements under the refund policy. The Company chooses to analogize to rights of return guidance in ASC 605-15 when accounting for refundable fees as reliable estimates of refunds can be made based on company-specific historical evidence. Revenues are recognized by the Company when cash consideration of the fees is received and the discount has been applied by the customers to pay for the purchase price of the specified properties, net of estimated refunds. Cash received in advance of the purchase of specified properties and provision for refunds are recorded as “customers’ refundable fees” (Note 13). The provision of refunds was insignificant for the years ended December 31, 2014, 2015 and 2016.

Additionally, the Company, real-estate developers and marketing agencies entered into tri-party cooperation arrangements for certain Fang membership services. When customers use their Fang membership cards to purchase specified properties in selected advertisements published by the marketing agents, a portion of the proceeds from the Fang membership services is remitted to the marketing agents. The Company recognized revenues from this type of Fang membership services on a net basis, representing the portion of proceeds received from customers that is ultimately retained by the Company as it is an agent in the arrangement. Commencing in 2014, the Company also entered into cooperation arrangements directly with real-estate developers for Fang membership services. The Company either engages third-party real estate agents or places advertisements with marketing agents to promote the real-estate projects. The Company recognized revenues from this type of Fang membership services on a gross basis, representing the proceeds received from the real-estate developers, as the Company is the primary obligor in the arrangement. Payments to third-party real estate agents are recorded as cost of sales, while payments to marketing agents are recorded as selling expenses. The portion to be remitted to third-party real estate agents and marketing agents is recorded as amounts payable to sales and marketing agents in “accrued expenses and other liabilities” on the consolidated balance sheets (Note 12).

(2) Direct sales services

The Company promotes property developments of its developer clients primarily through its websites and mobile applications (“mobile apps”). Potential buyers can register with the Company free of charge if they are interested in any real estate properties covered by its direct sales services. After the registration, the Company provides the buyers with additional information about the properties and related services, such as tours to visit the property developments and other services to facilitate property purchases. By using the direct sales services, individual buyers can enjoy discounted prices for properties that the Company offers from its developer clients. The Company charges its developer clients a fee for each property it sold through its direct sales services at a predetermined percentage of the value of the individual transaction. Thereafter, the real estate developers can request for refund only if they can fulfil certain requirements under the refund policy. The Company chooses to analogize to rights of return guidance in ASC 605-15 when accounting for refundable fees as reliable estimates of refunds can be made based on company-specific historical evidence. Revenues are recognized by the Company based on total of successful purchase transactions made once confirmation of the sale is received from the developer clients. The provision of refunds was insignificant for the years ended December 31, 2014, 2015 and 2016.

(3) Sublease services

Beginning in 2015, the Company began to provide sublease service through its websites. The Company identifies suitable properties and initially enters into lease agreements with the property owners. The lease agreements allow the Company to sublease the properties. Regardless whether the leased property is subsequently sub-leased by the Company, the lease agreement between the Company and the property owner remains in effect, including the Company’s obligation to make fixed rental payments over the non-cancellable lease term. The property owner is not a party to, and therefore not entitled to, any rights or obligations under the sublease agreement. Sublease rental income is recorded as revenue from subleasing services and recognized on a gross basis as the Company is the principal to the sublease arrangements in accordance with ASC 605-45, Revenue Recognition – Principal Agent Considerations. The sublease income is recognized on a straight-line basis over the lease term.

Sublease rental income for the year ended December 31, 2015 and 2016 was US$ 18,241 and US$31,929, respectively. Future minimum sublease rental incomes expected to be received under noncancellable sublease agreements as of December 31, 2016 are as follows:

US$

2017	34,454
2018	1,357
2019	199
2020	109
2021 and thereafter	3

36,122

(4) Real estate online brokerage services

Commencing in 2015, the Company provided brokerage services for sellers and buyers of secondary properties. Brokerage services may include property listing services, advisory services, transaction negotiation services and administration services. In addition to secondary property sales, the Company also assists property owners and potential tenants with leasing transactions. Commission revenues derived from brokerage services is recognized upon the execution, fulfillment of all performance obligations specified on the tri-party transaction agreement that is entered into between the seller, buyer and the Company in its capacity as broker, and cash receipt.

(5) Online decoration services

Beginning in 2015, the Company launched online decoration services, which includes interior design, remodeling, renovation, furnishing and other home improvement services. The Company generally charges the customers a fixed fee. The Company recognizes revenues based on the percentage-of-completion method and measures progress using input measures, i.e., cost-to-cost, in accordance with ASC 605-35, “Revenue Recognition Construction-Type and Production-Type Contracts.” Estimated losses, if any, are recognized during the period in which the loss becomes probable and reasonably estimable.

Marketing Services

The Company offers marketing services on the Company’s websites and mobile apps, primarily through banner advertisements, floating links, logos and other media insertions. These marketing services are offered to real estate developers and to a lesser extent provider of products and services for home decoration and improvement. Marketing services allow customers to place advertisements on particular areas of the Company’s websites and mobile apps, in particular formats and over particular periods of time. Written contracts, containing all significant terms, signed by the Company and its customers provide persuasive evidence of the arrangement. The contracts generally do not contain any specific performance target or refund guarantee.

The service fee is negotiated between the customer and the Company but once a price is agreed to and the written contract is signed by both parties, the price is fixed and not subject to change. The service fee is due and payable in installments over the service period. The marketing services typically last from several days to one year. Delivery of the service occurs upon displaying the agreed forms of services on the Company’s websites and mobile apps over the specified service period. The Company performs credit assessments on its customers prior to signing the written contract to ensure collectability is reasonably assured. Revenues are recognized ratably over the contract period, as there is persuasive evidence of an arrangement, the fee is fixed or determinable and collection is reasonably assured, as prescribed by ASC 605.

Beginning in 2015, the Group began to enter into marketing service agreements with certain real estate developers, where the Company may elect to collect the contractually stated marketing service fee in the form of (i) a designated real estate property, if transferred to the Company or sold to a third-party buyer designated by the Company prior to a pre-determined date, which typically falls at the end of the marketing service period, or (ii) cash, if the Company elects not to take the designated real estate property as settlement consideration by the pre-determined date. The Company determines the contractually stated marketing service fee under the new payment arrangements with reference to the cash price of the comparable services offered by the Company under the sole cash payment arrangements. The designated real estate property is typically a specifically identified residential unit within a residential community developed by the real estate developer and its fair value is generally commensurate with the contractually stated marketing service fee as of the date of the marketing service agreement. If the Company elects settlement through the sale of the designated real estate property to a third-party buyer, the Company is entitled to retain the entire sales proceeds. In this scenario, the Company has the sole discretion in setting the sales price of the designated real estate property to the third-party buyer but has no incentive to permit such real estate property to be sold at a price lower than the contractually stated marketing service fee, which serves as a de-facto minimal selling price, because the Company would instead accept the cash payment of the stated marketing service fee. Prior to the pre-determined date, the real estate developer is obligated not to sell, encumber or otherwise dispose of the designated real estate property without the consent of the Company.

Under these arrangements, the Company initially recognizes the marketing service revenue up to the amount of the contractually stated marketing service fee. Any excess is contingent upon the sale of the designated real estate properties and is accounted for as contingent marketing service revenues, if and when the sale is consummated and all other revenue recognition criteria are met. For the year ended December 31, 2015, the Company did not elect to collect the marketing service fees under these arrangements through a transfer or sale of the designated real estate properties, as the Company elected to collect all the marketing service fees in cash. For the year ended December 31, 2016, the Company recognized marketing service revenue of US$9,730 (2015: US$52,000) under the new payment arrangements. Since 2016, the Company ceased entering into these arrangements with real estate developers.

Instead, the Company began to provide marketing services whereby the sole consideration for the services is in the form of a specifically identified unit of a development. The Company accounts for these arrangements pursuant to ASC 845, Nonmonetary transactions, and have determined that the fair value of consideration received, i.e. the specifically identified real estate property, is more readily determinable than the marketing services surrendered. Accordingly, the fair value of property is used for measurement and revenues are recognized ratably over the service period. Revenue recognized under such arrangement was nil, nil and US$728 for the years ended December 31, 2014, 2015 and 2016.

For certain arrangements, the Company provides marketing services that contain multiple deliverables, that is, different forms of services to be delivered over different periods of time.

The Company accounts for each deliverable in the arrangement as separate unit of accounting. Revenues are allocated to each unit of accounting on a relative fair value basis based on a selling price hierarchy and is recognized ratably over the duration of the service period. The selling price for a deliverable is based on its vendor-specific objective evidence (“VSOE”) if available, third party evidence (“TPE”) if VSOE is not available, or BESP if neither VSOE nor TPE is available. The total arrangement consideration is allocated to each unit of accounting based on its relative selling price which is determined based on the Company’s BESP for that deliverable because neither VSOE nor TPE exist. In determining its BESP for each deliverable, the Company considered its overall pricing model and objectives, as well as market or competitive conditions that may impact the price at which the Company would transact if the deliverable were sold regularly on a standalone basis. The Company monitors the conditions that affect its determination of selling price for each deliverable and reassesses such estimates periodically.

The Company updated the BESP for each deliverable during the year ended December 31, 2016. In accordance with ASC 250, “Accounting Changes and Error Corrections”, changes in the determination of the BESP are considered a change in accounting estimate and are accounted for on a prospective basis. The effect of changes in the BESP on the allocation of arrangement consideration was insignificant for the years ended December 31, 2014, 2015 and 2016.

Listing Services

Listing services revenues consist of revenues derived from both basic listing services and special listing services.

The Company’s basic and special listing services are provided to agents, brokers, property developers, property owners, property managers and others seeking to sell or rent new or secondary residential and commercial properties.

(1)	Basic listing services

Basic listing services entitle customers to post and make changes to information for properties, home furnishings and other related products and services in a particular area on the website and mobile apps for a specified period of time, which typically range from one to 36 months, in exchange for a fixed fee. Written contracts, containing all significant terms, signed by the Company and its customers provide persuasive evidence of the arrangement. The amount of fee to be paid is not subject to change once the contract has been signed. The contracts generally do not contain any specific performance target or refund guarantee. Delivery of services occurs by making access to the websites and mobile apps available for posting by the customers over the specified listing period. The Company performs credit assessments of its customers prior to signing the written contract to ensure collectability is reasonably assured. In accordance with ASC 605, revenues are recognized ratably over the duration of the service period as the basic listing services are being delivered.

(2)	Special listing services

Special listing services are multiple element arrangements comprising of website listing services and other coordination of promotional themed events (“Offline Services”), such as a physical forum discussion or a banquet gathering, each with the special listing as the theme, where the Company’s customers promote their products or services to a live audience. The Offline Services do not have standalone value and are always sold with special listing services. Written contracts, containing all significant terms, signed by the Company and its customers provide persuasive evidence of the arrangement. The amount of fee to be paid is not subject to change once the contract has been signed. The contracts do not contain any specific performance, cancellation, termination or refund provisions. Delivery of services occurs by making access to the websites available for posting by the customers over the specified listing period and upon completion of the Offline Services. The Company performs credit assessments of its customers prior to signing the written contract to ensure collectability is reasonably assured.

As the Offline Services do not have standalone value, a combined unit of accounting is used pursuant to ASC 605-25, “Revenue recognition–Multiple-element arrangements” whereby revenues are recognized upon delivery of the final deliverable, which is recognized ratably over the duration of the special listing service period.

Financial Services

Financial services are provided through the Company’s online financial platform www.fangtx.com and offline micro loan subsidiaries. The Company provides secured loans in the form of entrusted loans, mortgage loans and unsecured loans, primarily to borrowers that meet the Company’s credit assessment requirements. Revenues derived from loan interest income and annual service fees are recognized using the effective interest rate method. The Company does not accrue interest on loans receivable that are considered impaired or more than 90 days past due unless either the receivable has not been collected due to administrative reasons or the receivable is well secured and in the process of collection.

Other Value-added Services

The Company generates revenues from other value-added services including subscription services for access to the Company’s information database and consulting services for customized and industry-related research reports and indices. Revenues derived from subscription services for access to the Company’s information database are recognized ratably over the subscription period. Revenues derived from consulting services for customized and industry-related research reports and indices are recognized when the relevant services are completed.

The Company’s business is subject to BT, VAT, surcharges or cultural construction fees levied on advertising-related sales in the PRC. In accordance with ASC 605-45, “Revenue Recognition-Principal Agent Considerations”, all such BT, VAT, surcharges and cultural construction fees are presented as cost of revenues in the consolidated statements of comprehensive income (loss). BT, VAT, surcharges and cultural construction fees for the years ended December 31, 2014, 2015 and 2016 were US$44,003 and US$48,253 and US$68,007, respectively.

All service fees received in advance of the provision of services are initially recorded as deferred revenues and subsequently recognized as revenues when the related services are performed by the Company.

Cost of Revenues

Cost of revenues consists of employee costs, BT, VAT and surcharges, rental costs incurred in relation to sublease services, labor and decoration material costs related to online decoration services, server and bandwidth leasing fees, payments to third-party real estate agents and other direct costs incurred in providing the related services. These costs are expensed when incurred.

Advertising Expenses

Advertising expenses are expensed when incurred and are included in selling expenses in the consolidated statements of comprehensive income (loss). For the years ended December 31, 2014, 2015 and 2016, the advertising expenses were US$6,202, US$44,123 and US$61,762, respectively.

Leases

Leases are classified at the inception date as either a capital lease or an operating lease. A lease is a capital lease if any of the following conditions exists: (a) ownership is transferred to the lessee by the end of the lease term, (b) there is a bargain purchase option, (c) the lease term is at least 75% of the property’s estimated remaining economic life or (d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed as incurred. The Company had no capital leases for any of the years presented.

Income Taxes

The Company follows the liability method of accounting for income taxes, whereby deferred tax assets and liabilities are recognized based on the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and attributable to operating loss and tax credit carryforwards, if any. The Company reduces the carrying amounts of deferred tax assets by a valuation allowance, if based on the available evidence, it is “more-likely-than-not” that such assets will not be realized. Accordingly, the need to establish valuation allowances for deferred tax assets is assessed at each reporting period based on a “more-likely-than-not” realization threshold. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of futures profitability, the duration of statutory carryforward periods, the Company’s experience with operating loss and tax credit carryforwards, if any, not expiring.

The Company applies ASC 740, “Income taxes” (“ASC 740”), to account for uncertainties in income taxes. In accordance with the provisions of ASC 740, the Company recognizes in its financial statements the impact of a tax position if a tax return position or future tax position is “more-likely-than-not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more-likely-than-not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement.

The Company’s estimated liability for unrecognized tax benefits, which is included in “accrued expenses and other liabilities”, is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statutes of limitation. The outcome for a particular audit cannot be determined with certainty prior to the conclusion of the audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Company’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Company’s financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Company to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

Interest and penalties arising from underpayment of income taxes are computed in accordance with the related PRC tax law. The amount of interest expense is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interest and penalties recognized in accordance with ASC 740 are classified in the consolidated statements of comprehensive income (loss) as income tax expense.

Government Grants

Government grants primarily consist of financial subsidies received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. For certain government grants, there are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. The government grants of non-operating nature with no further conditions to be met are recorded as non-operating income in “Other income, net” when received. The government grants with certain operating conditions are recorded as liabilities when received and will be recorded as operating income when the conditions are met. For the years ended December 31, 2014, 2015 and 2016, US$7,205 and US$4,936, US$6,469 respectively, of government grants were recognized as non-operating income.

Share-based Compensation

The Company’s employees and directors participate in the Company’s share-based award incentive plan which is more fully discussed in Note 17. The Company applies ASC 718, “Compensation-Stock Compensation” (“ASC 718”), to account for its employee share-based payments. There were no share-based payments made to non-employees for any of the years presented.

In accordance with ASC 718, the Company determines whether a share option should be classified and accounted for as a liability award or an equity award. All grants of share-based awards to employees classified as equity awards are recognized in the financial statements based on their grant date fair values which are calculated using an option pricing model. All grants of share-based awards to employees and directors classified as liabilities are remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense in order to properly reflect the cumulative expense based on the current fair value of the vested rewards over the vesting periods. The Company has elected to recognize compensation expense using the straight-line method for all employee equity awards granted with graded vesting based on service conditions, which were not subject to performance vesting conditions.

Meanwhile, the Company uses the accelerated attribution method for equity awards with performance conditions on a tranche-by-tranche basis based on the probable outcome of the performance conditions. To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards is reversed. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. Share-based compensation expense was recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest.

Earnings per Share

The Company computes earnings per Class A and Class B ordinary shares in accordance with ASC 260, “Earnings Per Share” (“ASC 260”), using the two class method. Under the provisions of ASC 260, basic net income per share is computed using the weighted average number of ordinary shares outstanding during the period except that it does not include unvested ordinary shares subject to repurchase or cancellation. Diluted net income per share is computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the period. Potentially dilutive securities have been excluded from the computation of diluted net income per share if their inclusion is anti-dilutive. Potential ordinary shares consist of the incremental ordinary shares issuable upon the exercise of stock options, contracts that may be settled in the Company’s stock or cash and the conversion of the convertible senior notes. The dilutive effect of outstanding stock options and convertible senior notes is reflected in diluted earnings per share by application of the treasury stock method and the if-converted method, respectively. The computation of the diluted net income per share of Class A ordinary shares assumes the conversion of Class B ordinary shares, while the diluted net income per share of Class B ordinary shares does not assume the conversion of those shares.

The liquidation and dividend rights of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting. The Class B ordinary shareholders do not have the legal ability to cause the Company’s board of directors to declare unequal dividends to the holders of Class A and Class B ordinary shares. As a result, and in accordance with ASC 260, the undistributed earnings for each year are allocated based on the contractual participation rights of the Class A and Class B ordinary shares as if the earnings for the year had been distributed. As the liquidation and dividend rights are identical, the undistributed earnings are allocated on a proportionate basis. Further, as the conversion of Class B ordinary shares is assumed in the computation of the diluted net income per share of Class A ordinary shares, the undistributed earnings are equal to net income for that computation. For the purposes of calculating the Company’s basic and diluted earnings per Class A and Class B ordinary shares, the ordinary shares relating to the options that were exercised are assumed to have been outstanding from the date of exercise of such options.

Derivative Instruments

ASC 815, “Derivatives and Hedging”, requires all contracts which meet the definition of a derivative to be recognized on the balance sheet as either assets or liabilities and recorded at fair value. Changes in the fair value of derivative financial instruments are either recognized periodically in earnings or in other comprehensive income (loss) depending on the use of the derivative and whether it qualifies for hedge accounting. Changes in fair values of derivatives not qualified as hedges are reported in earnings. The estimated fair values of derivative instruments are determined at discrete points in time based on the relevant market information. These estimates are calculated with reference to the market rates using industry standard valuation techniques. The fair value of the derivative instruments held by the Company was insignificant for all of the years presented.

Comprehensive Income (Loss)

Comprehensive income (loss) is defined as the change in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Accumulated other comprehensive income (loss), as presented on the consolidated balance sheets, includes (i) the cumulative foreign currency translation adjustments, (ii) unrealized gain (loss) on available-for-sale securities, and (iii) gains and losses on intra-entity foreign currency transactions that are of a long-term-investment nature (that is, settlement is not planned or anticipated in the foreseeable future) between consolidated entities.

Contingencies

The Company records accruals for certain of its outstanding legal proceedings or claims when it is probable that a liability will be incurred and the amount of loss can be reasonably estimated. The Company evaluates, on a quarterly basis, developments in legal proceedings or claims that could affect the amount of any accrual, as well as any developments that would make a loss contingency both probable and reasonably estimable. The Company discloses the amount of the accrual if it is material.

When a loss contingency is not both probable and estimable, the Company does not record an accrued liability but discloses the nature and the amount of the claim, if material. However, if the loss (or an additional loss in excess of the accrual) is at least reasonably possible, then the Company discloses an estimate of the loss or range of loss, if such estimate can be made and material, or states that such estimate is immaterial if it can be estimated but immaterial, or discloses that an estimate cannot be made. The assessments of whether a loss is probable or reasonably possible, and whether the loss or a range of loss is estimable, often involve complex judgments about future events. Management is often unable to estimate the loss or a range of loss, particularly where (i) the damages sought are indeterminate, (ii) the proceedings are in the early stages, or (iii) there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. In such cases, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, including eventual loss, fine, penalty or business impact, if any.

Recent accounting pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, “Revenue from Contracts with Customers” (“ASU 2014-09”). ASU 2014-09 supersedes the revenue recognition requirements in ASC 605, and requires entities to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. ASU 2014-09 is originally effective for the annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. ASU No. 2015-14, “Revenue from Contracts with Customers” (“ASU 2015-14”), defers the effective date of ASU 2014-09 by one year. As a result, ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2017 and interim periods therein. Early adoption is permitted to the original effective date. The Company is currently evaluating the impact of adopting the new revenue standard on its consolidated financial statements and considering additional disclosure requirements.

In November 2015, the FASB issued ASU No. 2015-17, “Income Taxes (Topic 740) Balance Sheet Classification of Deferred Taxes” (“ASU 2015-17”). ASU 2015-17 requires that deferred income tax liabilities and assets be classified as noncurrent in a classified statement of financial position. ASU 2015-17 is effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. The Group has early adopted the ASU 2015-17 when preparing for the financial statement for the year ended December 31, 2016 on a prospective basis and no retrospective adjustment was made for the consolidated balance sheet as of December 31, 2015.

In January 2016, the FASB issued ASU No. 2016-01 (“ASU 2016-01”), Financial Instruments. ASU 2016-01 requires equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. An entity may choose to measure equity investments that do not have readily determinable fair values at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. ASU 2016-01 also simplifies the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment. When a qualitative assessment indicates that impairment exists, an entity is required to measure the investment at fair value. For public business entities, the amendments are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact of adopting this standard on its consolidated financial statements

In February 2016, the FASB issued ASU No. 2016-02, “Leases (Topic 842)” (“ASU 2016-02”). ASU 2016-02 requires lessees to recognize the rights and obligations resulting from leases as assets and liabilities. ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact of the adoption of ASU 2016-02 on its consolidated financial statements.

In March 2016, the FASB issued ASU No. 2016-09, “Compensation—Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting” (“ASU 2016-09”). ASU 2016-09 involves several aspects of the accounting for shared-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flow. ASU 2016-09 is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. Early adoption is permitted. The Company is currently evaluating the impact of the adoption of ASU 2016-09 on its consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13 (“ASU 2016-13”), Financial Instruments – Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments. ASU 2016-13 changes the impairment model for most financial assets and certain other instruments. The standard will replace “incurred loss” approach with an “expected loss” model for instruments measured at amortized cost. For available-for-sale debt securities, entities will be required to record allowances rather than reduce the carrying amount, as they do today under the other-than-temporary impairment model. The standard is effective for public business entities for annual periods beginning after December 15, 2019, and interim periods therein. Early adoption is permitted. The Company is currently evaluating the impact of adopting this standard on its consolidated financial statements

In November 2016, the FASB issued Accounting Standards Update No. 2016-18 (“ASU 2016-18”), Statement of Cash Flows (Topic 230): Restricted Cash. ASU 2016-18 requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts shown on the statement of cash flows. This standard is effective for public business entities in the first quarter of 2018. Early adoption is permitted.

In January 2017, the FASB issued Accounting Standards Update No. 2017-04(“ASU 2017-04”), Intangibles – Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. ASU 2017-04 eliminates the requirement to calculate the implied fair value of goodwill to measure a goodwill impairment charge. Instead, entities will record an impairment charge based on the excess of a reporting unit’s carrying amount over its fair value. This standard is effective for public business entities in the first quarter of 2020. Early adoption is permitted. The Company is currently evaluating the effect that this guidance will have on its consolidated financial statements and related disclosures.